Related Party Transactions - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended
	Oct. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Due to related parties, current		$ 1,137		$ 451
Prepayment of loan		$ 7,500	$ 51,491
Long term debt instrument term		7 years
Related party transactions net iIncome expense		$ 5,923	$ 0
Consolidated Entity Excluding Variable Interest Entities (VIE) [Member]
Prepayment of loan		3,700
Loona Pool Agency Limited [Member]
Related party transactions net iIncome expense		7,000
Navigator Aurora Facility [Member] | OCY Aurora Limited [Member]
Line of credit maximum borrowing capacity	$ 69,100
Basis spread on credit facility interest rate	185.00%
Due to related parties, current		$ 64,500		$ 68,200